CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Warrants	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 441	$ 150,838	$ 1,057	$ (89,635)	$ 62,701
Share-based compensation to employees and service providers				2,235	2,235
Issuance of ordinary shares	119	22,097			22,216
Exercise of warrants and options into ordinary shares	15	3,442			3,457
Warrants expiration		1,057	$ (1,057)
Comprehensive loss				(45,544)	(45,544)
Balance at end of period at Dec. 31, 2017	575	177,434		(132,944)	45,065
Share-based compensation to employees and service providers				2,678	2,678
Issuance of ordinary shares	190	41,712			41,902
Exercise of warrants and options into ordinary shares	2	359			361
Comprehensive loss				(38,820)	(38,820)
Balance at end of period at Dec. 31, 2018	767	219,505		(169,086)	51,186
Share-based compensation to employees and service providers				3,027	3,027
Issuance of ordinary shares	195	47,893			48,088
Exercise of warrants and options into ordinary shares		5			5
Comprehensive loss				(42,304)	(42,304)
Balance at end of period at Dec. 31, 2019	$ 962	$ 267,403		$ (208,363)	$ 60,002